TAXES	12 Months Ended
Sep. 30, 2022
TAXES.
TAXES

NOTE 11 –TAXES

(a)Corporate Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries are subject to income taxes on an entity basis on income arising in or derived from the tax jurisdiction in which each entity is domiciled.

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Hong Kong

In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. From year of assessment of 2018/2019 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000. However, the Company’s HK subsidiary did not generate any assessable profits arising in or derived from Hong Kong for the fiscal years ended September 30, 2022, 2021 and 2020, and accordingly no provision for Hong Kong profits tax has been made in these periods.

China

The WFOE, the VIE and VIE’s subsidiaries are all incorporated in the PRC and are subject to PRC income tax, which is computed according to the relevant laws and regulations in the PRC. Under the Corporate Income Tax Law of PRC, current corporate income tax rate of 25% is applicable to all companies, including both domestic and foreign-invested companies. However, according to Tax Preferential Policies for the Development of the Western Region, Qilian Chengdu and Chengdu QLS are eligible for a favorable income tax rate of 15% for the years ended September 30, 2022, 2021 and 2020. In accordance with the implementation rules of Corporate Income Tax Law of PRC, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% with HNTE certificate, subject to a requirement that they re-apply for HNTE status every three years. Gansu QLS is eligible for a favorable income tax rate of 15% for the years ended September 30, 2022, 2021 and 2020.

On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, for the period from January 1, 2019 to December 31, 2020, the income before tax is reduced to 25% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. On April 2, 2021, the State Taxation Administration further reduced the tax for small-scale and low-profit enterprises for the periods from Jan 1, 2021 to December 31, 2022 as following: for entities whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $154,000, the income before tax is reduced to 12.5% as its taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 2.5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $154,000, but not more than RMB3,000,000, approximately $465,000, the income is reduced to 50% as their taxable income, which is further reduced to 25% starting from January 2022 and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%, or 5% under the further reduced rate starting from January 2022. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s affiliated entities other than Qilian Chengdu, Gansu QLS and Chengdu QLS met the criteria of small-scale and low-profit enterprises.

Income before income taxes is derived from the following jurisdiction:

	For the year ended
	September 30,
	2022	2021	2020
China	$2,936,530	$3,252,583	$5,805,349
Cayman Islands	(1,375,971)	110,694	—
Total	$1,560,559	$3,363,277	$5,805,349

Significant components of the provision for income taxes were as follows:

	For the year ended
	September 30,
	2022	2021	2020
Current income taxes	$4,464	$301,320	$951,403
Deferred income taxes	189,838	(46,187)	(86,495)
Total	$194,302	$255,133	$864,908

The impact of these tax holidays decreased our taxes by $171,217, $458,163 and $603,091 for the years ended September 30, 2022, 2021 and 2020, respectively. The benefit of the tax holidays on net income per share was $0.006, $0.013 and $0.020 for the years ended September 30, 2022, 2021 and 2020, respectively.

Deferred income taxes reflect the net effects of temporary difference between the carrying amounts of assets and liabilities for financial statement purposes and the amounts used for income tax purposes.

Temporary differences and carryforwards of the Company, its subsidiaries, the VIE and VIE’s subsidiaries that created significant deferred tax assets and liabilities are as follows:

	As of	As of
	September 30, 2022	September 30, 2021
Deferred tax assets:
Allowance for doubtful accounts and inventory provision	$82,111	$51,122
NOL Carryforwards	79,588	262,701
Deferred government grants	51,177	113,297
Total deferred tax assets	$212,876	$427,120

The Company, its subsidiaries, the VIE and VIE’s subsidiaries periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Based upon management’s assessment of all available evidence, there was no valuation allowance provided as of September 30, 2022 and 2021. The Company’s NOL carryforwards will begin to expire in 2026 and fully expire in 2027.

All of the tax returns of WFOE, VIE and VIE’s subsidiaries remain open for statutory examination by PRC tax authorities for five years from the date of filing. The eligibility of favorable income tax rate is also subject to review by tax authority.

The following table reconciles the statutory rates to the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ effective tax rate:

	For the year ended
	September 30,
	2022	2021	2020
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of favorable income tax rate in the PRC	(11)%	(13.6)%	(10.5)%
Permanent difference	(1.6)%	(3.8)%	0.4%
Effective tax rate	12.5%	7.6%	14.9%

(b)Taxes Payable

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ taxes payable consists of the following:

	September 30,	September 30,
	2022	2021
VAT tax payable	$556,022	$64,129
Corporate income tax payable	142,255	148,204
Business and other taxes payable	117,534	92,972
Total	$815,811	$305,305